Acquisition - Acquired Intangible Assets (Details) - iHealth Technologies $ in Thousands	May 14, 2014 USD ($)
Definite-Lived Intangible Assets
Definite-lived intangible assets acquired	$ 543,200
Weighted-average useful life of acquired intangible assets	13 years 3 months 18 days
Goodwill acquired, tax deductible amount	$ 0
Trademark
Definite-Lived Intangible Assets
Definite-lived intangible assets acquired	$ 8,600
Weighted-average useful life of acquired intangible assets	11 years
Customer relationships
Definite-Lived Intangible Assets
Definite-lived intangible assets acquired	$ 486,700
Weighted-average useful life of acquired intangible assets	14 years
Acquired software
Definite-Lived Intangible Assets
Definite-lived intangible assets acquired	$ 47,900
Weighted-average useful life of acquired intangible assets	7 years